Investment Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross unrealized losses by investment category
Less than 12 Months Estimated Fair Value	$ 74,380	$ 93,452
12 Months or Longer Estimated Fair Value	5,882	12,661
Total Estimated Fair Value	80,262	106,113
Less than 12 Months Gross Unrealized Losses	(998)	(965)
12 Months or Longer Gross Unrealized Losses	(6,740)	(7,752)
Total Gross Unrealized Losses	(7,738)	(8,717)
U.S. Government agencies [Member]
Gross unrealized losses by investment category
Less than 12 Months Estimated Fair Value	4,949
12 Months or Longer Estimated Fair Value
Total Estimated Fair Value	4,949
Less than 12 Months Gross Unrealized Losses	(17)
12 Months or Longer Gross Unrealized Losses
Total Gross Unrealized Losses	(17)
U.S. Government agency mortgage-backed securities [Member]
Gross unrealized losses by investment category
Less than 12 Months Estimated Fair Value	69,145	79,221
12 Months or Longer Estimated Fair Value		7,224
Total Estimated Fair Value	69,145	86,445
Less than 12 Months Gross Unrealized Losses	(980)	(627)
12 Months or Longer Gross Unrealized Losses		(2)
Total Gross Unrealized Losses	(980)	(629)
Other mortgage-backed securities [Member]
Gross unrealized losses by investment category
Less than 12 Months Estimated Fair Value	286
12 Months or Longer Estimated Fair Value		296
Total Estimated Fair Value	286	296
Less than 12 Months Gross Unrealized Losses	(1)
12 Months or Longer Gross Unrealized Losses		(27)
Total Gross Unrealized Losses	(1)	(27)
State and municipal securities [Member]
Gross unrealized losses by investment category
Less than 12 Months Estimated Fair Value
12 Months or Longer Estimated Fair Value		233
Total Estimated Fair Value		233
Less than 12 Months Gross Unrealized Losses
12 Months or Longer Gross Unrealized Losses		(12)
Total Gross Unrealized Losses		(12)
Corporate bonds [Member]
Gross unrealized losses by investment category
Less than 12 Months Estimated Fair Value		14,231
12 Months or Longer Estimated Fair Value
Total Estimated Fair Value		14,231
Less than 12 Months Gross Unrealized Losses		(338)
12 Months or Longer Gross Unrealized Losses
Total Gross Unrealized Losses		(338)
Trust Preferred Securities [Member]
Gross unrealized losses by investment category
Less than 12 Months Estimated Fair Value
12 Months or Longer Estimated Fair Value	5,882	4,908
Total Estimated Fair Value	5,882	4,908
Less than 12 Months Gross Unrealized Losses
12 Months or Longer Gross Unrealized Losses	(6,740)	(7,711)
Total Gross Unrealized Losses	$ (6,740)	$ (7,711)